Loans (Narrative) (Details) € in Thousands, ₪ in Thousands		1 Months Ended					12 Months Ended
	Mar. 12, 2019 EUR (€)	Nov. 30, 2020 EUR (€)	Apr. 30, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	Dec. 24, 2014 ILS (₪)	May 16, 2012 ILS (₪)	Dec. 31, 2020 EUR (€) Number	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 ILS (₪)	Dec. 31, 2013 ILS (₪)	Sep. 30, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 198,169	€ 93,320
Interest rate basis							EURIBOR	EURIBOR
Maturity date		5 years
Maturity period		3 years
Spanish subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement	€ 18,400
Interest rate basis	Euribor 6 months plus a margin of 2% (with a zero interest floor) and repaid semi-annually on June 20 and December 20.
Maturity date	December 31, 2037
Description of Debt Equity ratio and holdings	The Facility Agreement provides for mandatory prepayment upon the occurrence of certain events and includes various customary representations, warranties and covenants, including covenants to maintain a DSCR on an aggregate basis not lower than 1.05:1, and not to make distributions unless, among other things: (i) the DSCR, on an aggregate basis, is equal to or higher than 1.15:1.0, (ii) the first instalment of the Project Finance has been repaid, (iii) no amount under the revolving credit tranche has been withdrawn and not fully repaid and no drawdowns of the revolving credit tranche are expected within the next six months, and (iv) the Subsidiaries’ net debt to regulatory value (as such terms are defined in the Facility Agreement) ratio is equal to or higher than 0.7:1.
Spanish subsidiaries [Member] | Swap contract [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	Euribor 6 month rate with a fixed 6 month rate of approximately 1%, resulting in a fixed annual interest rate of approximately 3%.
Maturity date	December 2037
Notional amount	€ 17,600
Photovoltaic Plants Subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement	23,500
Aggregate nominal purchase price															€ 14,850
Aggregate book value															€ 14,600
Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement			€ 158,500	€ 158,500			€ 47,563
Interest rate basis			Talasol entered into a swap agreement for an amount equal to at least 95% of the maximum amount of the term facilities and replacing the Euribor 6 month rate with a fixed 6 month rate of approximately 0.9412%.	Euribor 6 mount plus 5.27%.
Maturity date				December 31, 2037
Proportion of ownership interest				49.00%
Description of Debt Equity ratio and holdings			During the construction period, interest payments on the term, revolving debt and VAT facilities will be made on a monthly basis, and semi-annually thereafter (commencing March 31, 2021). The VAT facilities’ interest period, however, remains on a monthly basis. The agreements executed in connection with the Talasol Project Finance provide for mandatory prepayment upon the occurrence of certain events and various customary representations, warranties and covenants, including covenants to maintain a Historic and Projected DSCR not lower than 1.05:1, and not to make distributions in the event that: (i) the Historic and Projected DSCR will be lower than 1.15:1.0 and (ii) the Loan Life Cover Ratio will be lower than 1.20:1.0. The facilities provided by the EIB include certain other representations and undertakings mandated by applicable EU regulation.
Four tranches [Member] | Spanish subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement	17,600
Revolving credit facility [Member] | Spanish subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement	€ 800
Term facility [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement			€ 65,900	€ 65,900
Interest rate basis			annual interest of EURIBOR (with a zero floor and synchronous with the applicable interest period
Maturity date			September 30, 2033
Description of applicable margin			The applicable margins are: (i) 2.25% until technical completion, (ii) 2% from technical completion until the 5th anniversary of technical completion, (iii) 2.25% from the 5th anniversary of technical completion until the termination date of the financial power swap agreement that Talasol entered into last June (see Note 21) (the “PPA”, i.e., September 30, 2030), and (iv) 2.5% from the termination date of the PPA until the end of the term of the commercial term facility.
Revolving debt service reserve facility [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement			€ 4,450	4,450
Interest rate basis			annual interest of 6 month EURIBOR (with a zero floor) plus a margin determined based on the stage of the Talasol Project
Maturity date			September 30, 2033 or (ii) the date on which the commercial term loan set forth under (a) above has been repaid in full.
Description of applicable margin			The applicable margins are: (i) 2.5% until technical completion, (ii) 2.25% from technical completion until the 5th anniversary of technical completion, (iii) 2.50% from the 5th anniversary of technical completion until the termination date of the PPA, and (iv) 2.75% from the termination date of the PPA until the termination date
VAT facility [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement			€ 6,670	6,670
Interest rate basis			annual interest of 1 month EURIBOR (with a zero floor) plus a margin of 2%
Maturity date			June 30, 2021
Amount of the VAT facility							58
Letter of credit facility [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement			€ 12,000	12,000
Interest rate basis			annual interest of (i) 1.25% for amounts cash covered, and (ii) 2% for any other amounts
Maturity date			September 30, 2030
Term facility from EIB [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement			€ 65,000	65,000
Interest rate basis			annual interest of EURIBOR synchronous with the applicable interest period plus a margin (expected to be 1.76%)
Maturity date			September 30, 2033
Revolving debt service reserve facility from EIB [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement			€ 4,450	€ 4,450
Interest rate basis			annual interest of 6 month EURIBOR (with a zero floor) plus a margin
Maturity date			September 30, 2033 or (ii) the date on which the commercial term loan set forth under
Shares in Talasol [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest			50.10%
Euro [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement		€ 750
Interest rate		3.00%
Euro [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Amount Withdrawn from loan account							54,300
Euro [Member] | Term facility from EIB [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Amount Withdrawn from loan account							53,600
Manara Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 5,102
Manara Project [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date							December 31, 2022
Proportion of ownership interest							75.00%
Sheva Mizrakot Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest							25.00%
Goor Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Maturity period							12 years 2 months 30 days
Goor Loan Agreement [Member] | Fifth year [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate							3.00%
Goor Loan Agreement [Member] | Euro [Member]
Disclosure of detailed information about borrowings [line items]
Amount Withdrawn from loan account										€ 5,600
Goor Loan Agreement [Member] | Euro [Member] | Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 370
Goor Loan Agreement [Member] | Euro [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							3,510
Goor Loan Agreement [Member] | Euro [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 2,090
Interest rate							2.50%
Oude Tonge Loan Agreement [Member] | Euro [Member]
Disclosure of detailed information about borrowings [line items]
On-call Credit facility							€ 100
Oude Tonge Loan Agreement [Member] | Euro [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 3,150
Interest rate							3.10%
Maturity period							12 years 2 months 30 days
Amount Withdrawn from loan account									€ 4,850	4,850
Oude Tonge Loan Agreement [Member] | Euro [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 1,540
Interest rate							2.90%
Maturity period							12 years 2 months 30 days
Amount Withdrawn from loan account									4,850	4,850
Oude Tonge Loan Agreement [Member] | Euro [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 160
Interest rate							3.40%
Maturity period							12 years 2 months 30 days
Amount Withdrawn from loan account									4,850	€ 4,850
Ludan and Ellomay Luxemburg [Member] | Euro [Member]
Disclosure of detailed information about borrowings [line items]
Description of Debt Equity ratio and holdings							that Groen Goor will not make distributions or repurchase its shares so long as the equity (including owners loans) to total assets ratio of Groen Goor is less than 40%, (c) that in the event the equity (including owners loans) to total assets ratio of Groen Goor and Groen Gas Oude Tonge will be below 40%, its shareholders will invest the equity required in order to increase this ratio to 40%, pro rata to their holdings in Groen Goor and Groen Gas Oude Tonge and up to a maximum of €1.2 million
Israeli consortium Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date						December 31, 2031
Interest rate						4.65%
Israeli consortium Loan Agreement [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement | ₪					₪ 25,000	₪ 80,000
Maturity date					June 30, 2028
Interest rate					4.52%
Amount Withdrawn from loan account | ₪													₪ 20,000	₪ 60,000
Groen Gas Gelderland B.V [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 2,453
Interest rate							3.60%
Groen Gas Gelderland B.V [Member] | Euro [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement		€ 2,453
On-call Credit facility							€ 750
Remaining principle Amount		€ 1,890
Groen Gas Gelderland B.V [Member] | Euro [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 2,453
Interest rate							3.60%
Maturity period							12 years
Amount Withdrawn from loan account									6,900		€ 6,900	€ 6,900
Number of payments | Number							144
Groen Gas Gelderland B.V [Member] | Euro [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 1,200
Interest rate							4.50%
Maturity period							12 years
Amount Withdrawn from loan account									6,900		6,900	6,900
Number of payments | Number							144
Groen Gas Gelderland B.V [Member] | Euro [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 400
Interest rate							3.55%
Maturity period							12 years
Amount Withdrawn from loan account									6,900		6,900	6,900
Number of payments | Number							144
Groen Gas Gelderland B.V [Member] | Euro [Member] | Tranche Four [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 2,847
Interest rate							4.50%
Maturity period							12 years
Amount Withdrawn from loan account									€ 6,900		€ 6,900	€ 6,900
Number of payments | Number							144
Rabobank [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date							August 2025
Interest rate							3.10%
Number of payments | Number							56
Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate							3.50%